Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of warrant activity
	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2021	9,258,191	$0.45	6.85	$304,799
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, March 31, 2022	9,258,191	$0.45	6.61	$548,780

Exercisable, March 31, 2022	7,758,191	$0.38	7.88	$548,780

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2019	502,250	$0.57	3.98	$201,125
Granted	3,530,882	1.02	3.90	150,000
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2020	4,033,132	$0.97	3.39	$351,125
Granted	5,978,000	0.19	9.52	304,799
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	(752,942)	1.2	1.73	-
Balance Outstanding, December 31, 2021	9,258,191	$0.45	6.85	$304,799

Exercisable, December 31, 2021	9,258,191	$0.32	6.85	$304,799

Schedule of option activity
	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2021	11,753,422	$0.36	9.47	$196,825
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, March 31, 2022	11,753,422	$0.36	9.23	$368,767

Exercisable, March 31, 2022	7,878,665	$0.43	9.02	$94,007

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2019	1,000,000	$0.75	9.05	$150,000
Granted	800,00	$0.75	10.00	120,000
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2020	1,800,000	$0.75	8.51	$270,000
Granted	10,030,764	0.30	9.82	196,825
Forfeited	(77,342)	1.50	9.12
Exercised
Expired
Balance Outstanding, December 31, 2021	11,753,422	$0.36	9.47	$196,825

Exercisable, December 31, 2021	6,537,184	$0.22	9.14	$-